Quarterly Financial Data	12 Months Ended
Dec. 28, 2013
Quarterly Financial Data [Abstract]
Quarterly Financial Information [Text Block]
QUARTERLY FINANCIAL DATA (UNAUDITED)

	First		Second		Third		Fourth
(in millions, except per share amounts)	Quarter		Quarter		Quarter		Quarter

Fiscal Year 2013:
Net sales	$1,338		$1,403		$1,338		$1,422
Gross profit	961		1,021		953		992
Net earnings attributable to St. Jude Medical, Inc. (a)	223	(b)	115	(c)	262	(d)	123	(e)
Basic net earnings per share	$0.78		$0.41		$0.91		$0.42
Diluted net earnings per share	$0.78		$0.40		$0.90		$0.42
Cash dividends declared per share	$0.25		$0.25		$0.25		$0.25

Fiscal Year 2012:
Net sales	$1,395		$1,410		$1,326		$1,372
Gross profit	1,014		1,027		971		953
Net earnings attributable to St. Jude Medical, Inc. (f)	212	(g)	244		176	(h)	120	(i)
Basic net earnings per share	$0.67		$0.78		$0.56		$0.39
Diluted net earnings per share	$0.67		$0.78		$0.56		$0.39
Cash dividends declared per share	$0.23		$0.23		$0.23		$0.23

(a)
Restructuring and realignment activities related to previously announced actions as the Company continues to integrate its product divisions and centralize certain support functions resulted in after-tax special charges of $32 million for the first quarter, $34 million for the second quarter, $13 million for the third quarter and $97 million for the fourth quarter of 2013.

(b)
Includes after-tax acquisition-related charges of $29 million to adjust the carrying value of the Company's pre-existing CardioMEMS equity investment and fixed price purchase option to fair value and a $21 million income tax benefit related to extending the 2012 federal research and development tax credit, retroactive to the beginning of our 2012 tax year.

(c)
Includes $101 million of after-tax debt retirement costs primarily associated with the make-whole redemption payments and the write-off of unamortized debt issuance costs, $14 million of after-tax special charges related to a license dispute settlement charge, $8 million related to after-tax special charges associated with intangible asset impairment charges and $3 million of after-tax acquisition-related costs.

(d)	Includes a $15 million income tax benefit related to the settlement of domestic tax audits and $2 million of after-tax charges associated with acquisition-related costs.

(e)
Includes $25 million of after-tax special charges associated with IESD litigation and field action costs, $19 million of after-tax special charges related to intangible asset impairment charges, $15 million of after-tax acquisition-related costs and a $15 million income tax expense charge related to prior year uncertain tax positions in foreign jurisdictions.

(f)
Restructuring and realignment activities resulted in after-tax special charges of $29 million for the first quarter, $27 million for the second quarter, $66 million for the third quarter and $75 million for the fourth quarter of 2012.

(g)	Includes after-tax special charges of $25 million related to a license dispute settlement charge.

(h)	Includes after-tax special charges of $15 million for intangible asset impairment charges.

(i)
Includes after-tax special charges of $27 million related to IESD litigation and field action costs and after-tax special charges of $11 million for intangible asset impairment charges and CATD inventory write-offs associated with discontinued product lines. Additionally, the Company recognized $46 million of additional income tax expense related to a settlement reserve for certain prior year tax positions.